Intangibles And Goodwill (Changes In Market Condidtions Related To Discount Rates And Terminal Value) (Details) $ in Millions	12 Months Ended
Aug. 31, 2020 CAD ($)
Cable [Member]
Disclosure of detailed information about intangible assets [line items]
Post-tax discount rates (%)	6.00%
Terminal growth rates (%)	0.50%
Terminal operating income before restructuring costs and amortization multiple	$ 8.0
Satellite [Member]
Disclosure of detailed information about intangible assets [line items]
Post-tax discount rates (%)	7.00%
Terminal growth rates (%)	(4.00%)
Terminal operating income before restructuring costs and amortization multiple	$ 6.7
Wireless [Member]
Disclosure of detailed information about intangible assets [line items]
Post-tax discount rates (%)	7.00%
Terminal growth rates (%)	1.00%
Terminal operating income before restructuring costs and amortization multiple	$ 5.3